Warrant Liabilities - Schedule of fair value assumptions for warrants (Details)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $ $ / shares shares	Jan. 20, 2020 USD ($) $ / $ $ / shares shares	Jul. 31, 2021 USD ($) $ / $ $ / shares shares	Jul. 31, 2020 USD ($) $ / $ $ / shares shares	Dec. 18, 2020 shares	Jul. 31, 2019 shares
Warrant Liabilities [Line Items]
Number of warrants			36,666,958	33,379,408		7,396,354
USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Number of warrants		1,497,007	1,497,007	1,497,007	1,497,007
Share price | $ / shares		$ 5.80	$ 3.97	$ 2.72
Expected life (years)		2 years 6 months	2 years 6 months	2 years 6 months
Dividend | $		$ 0	$ 0	$ 0
Volatility		80.00%	95.00%	97.00%
Risk free rate		1.57%	0.38%	0.22%
Exchange rate (USD/CAD) | $ / $		1.3116	1.2462	1.3404
US$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Number of warrants	1,871,259		1,871,259	1,871,259	1,871,259
Share price | $ / shares	$ 6.36		$ 3.97	$ 2.72
Expected life (years)	2 years 6 months		2 years 6 months	2 years 6 months
Dividend | $	$ 0		$ 0	$ 0
Volatility	79.00%		95.00%	97.00%
Risk free rate	1.71%		0.38%	0.22%
Exchange rate (USD/CAD) | $ / $	1.2988		1.2462	1.3404